Notes Payable — Related Party (Details) - Schedule of Finance Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Finance Expense [Abstract]
Balance at beginning	$ 2,604,713	$ 2,786,183
Repayments	(2,519,835)	(64,550)
Cancellation of remaining debt	(49,498)
Finance expense		60,770
Foreign exchange adjustment	(35,380)	(177,690)
Balance, at ending		$ 2,604,713
Current
Non-current